Right-of-Use Assets and Lease Liabilities (Details) - Schedule of undiscounted cash flows for the remaining years under the lease arrangement - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Undiscounted Cash Flows For The Remaining Years Under The Lease Arrangement Abstract
2022	$ 318,283	$ 345,326
2023	595,675	421,915
2024	296,339	259,001
2025	261,461	262,363
2026	264,883	265,785
2027	26,468	26,619
Total lease arrangement	1,763,109	1,581,009
Less: imputed interest	61,222	70,711
Total	1,701,887	1,510,298
Current portion $	587,969	315,159
Long-term portion	$ 1,113,918	$ 1,195,139